UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09455

Nuveen New Jersey Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ)
	July 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 144.9% (100.0% of Total Investments)

	MUNICIPAL BONDS – 144.7% (99.9% of Total Investments)

	Consumer Discretionary – 0.4% (0.3% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 1,720	5.000%, 1/01/32	1/16 at 100.00	Caa1	$ 1,298,462
1,485	5.125%, 1/01/37	1/16 at 100.00	Caa1	1,120,269
3,205	Total Consumer Discretionary			2,418,731
	Consumer Staples – 4.8% (3.3% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
3,620	4.500%, 6/01/23	6/17 at 100.00	BB	3,624,018
32,225	4.750%, 6/01/34	6/17 at 100.00	B–	24,074,975
4,890	5.000%, 6/01/41	6/17 at 100.00	B–	3,690,532
40,735	Total Consumer Staples			31,389,525
	Education and Civic Organizations – 14.6% (10.1% of Total Investments)
1,760	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds Rowan University School	12/23 at 100.00	A	1,964,142
	of Osteopathic Medicine Project, Series 2013A, 5.000%, 12/01/32
700	Gloucester County Improvement Authority, New Jersey, Revenue Bonds, Rowan University Projects,	7/25 at 100.00	AA	669,718
	Series 2015A, 3.375%, 7/01/36 – AGM Insured
2,025	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding	No Opt. Call	A	2,439,720
	Series 2015, 5.000%, 3/01/25
2,455	New Jersey Economic Development Authority, Rutgers University General Obligation Lease Revenue	6/23 at 100.00	AA–	3,515,069
	Bonds, Tender Option Bond Trust 3359, 18.253%, 12/15/36 (IF) (4)
	New Jersey Education Facilities Authority Revenue Bonds, The College of New Jersey Issue,
	Series 2013A:
2,475	5.000%, 7/01/38	7/23 at 100.00	AA	2,726,114
3,250	5.000%, 7/01/43	7/23 at 100.00	AA	3,563,268
250	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series	7/17 at 100.00	Baa2	263,305
	2007D, 5.000%, 7/01/27
5,000	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	No Opt. Call	AA–	5,525,700
	2014A, 5.000%, 7/01/44
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2015D:
2,395	5.000%, 7/01/31	7/25 at 100.00	AA–	2,726,037
1,600	5.000%, 7/01/33	7/25 at 100.00	AA–	1,809,616
1,000	5.000%, 7/01/34	7/25 at 100.00	AA–	1,128,320
5,955	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series	7/25 at 100.00	AA	6,561,336
	2015A, 5.000%, 7/01/45
	New Jersey Educational Facilities Authority, Revenue Bonds, Passaic County Community College,
	Series 2010C:
1,500	5.250%, 7/01/32	7/20 at 100.00	A2	1,638,825
1,000	5.375%, 7/01/41	7/20 at 100.00	A2	1,090,120
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series	No Opt. Call	AAA	1,073,070
	2007E, 5.000%, 7/01/33
4,335	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	No Opt. Call	AAA	5,906,698
	Option Bond Trust 2015-XF0099, 13.519%, 7/01/19 (IF)
4,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	7/24 at 100.00	AAA	5,794,360
	Option Bond Trust 2015-XF0149, 13.782%, 7/01/44 (IF) (4)
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B:
550	5.000%, 7/01/37	7/22 at 100.00	A	599,572
1,050	5.000%, 7/01/42	7/22 at 100.00	A	1,140,941
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
1,120	5.000%, 7/01/32	7/21 at 100.00	BBB	1,198,546
740	5.000%, 7/01/37	7/21 at 100.00	BBB	788,655
1,200	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Refunding	7/25 at 100.00	A	1,341,156
	Series 2015C, 5.000%, 7/01/35
	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University,
	Series 2013D:
675	5.000%, 7/01/38	7/23 at 100.00	A	743,486
1,935	5.000%, 7/01/43	7/23 at 100.00	A	2,121,513
	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, College of New Jersey,
	Series 2012A:
200	5.000%, 7/01/18	No Opt. Call	AA	220,626
1,000	5.000%, 7/01/19	No Opt. Call	AA	1,126,540
3,260	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AA	3,541,077
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
1,185	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	1,251,976
	5.000%, 12/01/25
960	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2,	12/20 at 100.00	Aa3	1,032,365
	5.000%, 12/01/30
1,750	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1,	12/21 at 100.00	Aa3	1,942,028
	5.750%, 12/01/27 (Alternative Minimum Tax)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A:
5,670	4.250%, 12/01/25 (Alternative Minimum Tax)	12/22 at 100.00	AA	5,971,757
1,925	4.375%, 12/01/26 (Alternative Minimum Tax)	12/22 at 100.00	AA	2,032,704
500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B,	12/22 at 100.00	A	538,150
	5.750%, 12/01/39 (Alternative Minimum Tax)
1,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2013-1A,	12/22 at 100.00	AA	1,003,870
	3.750%, 12/01/26 (Alternative Minimum Tax)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A:
5,000	4.000%, 12/01/28 (Alternative Minimum Tax)	12/24 at 100.00	AA	5,000,300
2,575	4.000%, 12/01/30 (Alternative Minimum Tax)	12/24 at 100.00	AA	2,561,790
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option
	Bond Trust 2015-XF0151:
1,400	11.799%, 12/01/23 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	1,507,072
1,250	11.935%, 12/01/24 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	1,271,550
850	12.297%, 12/01/25 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	846,634
250	12.722%, 12/01/26 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	253,870
2,500	13.712%, 12/01/27 (IF) (4)	12/23 at 100.00	AA	2,611,500
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	2,829,520
	Bond Trust PA-4643, 19.887%, 6/01/30 (IF) (4)
575	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A,	7/22 at 100.00	A1	630,522
	5.000%, 7/01/42
2,170	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond Trust 3339, 18.173%,	No Opt. Call	AA–	3,172,518
	5/01/21 (IF) (4)
83,990	Total Education and Civic Organizations			95,675,656
	Financials – 1.8% (1.2% of Total Investments)
	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill
	Project, Series 2002:
8,700	5.750%, 10/01/21	No Opt. Call	Ba2	9,682,491
1,500	6.500%, 4/01/28	No Opt. Call	Ba2	1,853,655
10,200	Total Financials			11,536,146
	Health Care – 23.8% (16.4% of Total Investments)
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,
	Cooper Health System Obligated Group Issue, Refunding Series 2014A:
175	5.000%, 2/15/25	No Opt. Call	BBB+	197,068
220	5.000%, 2/15/26	No Opt. Call	BBB+	245,293
1,320	5.000%, 2/15/27	No Opt. Call	BBB+	1,457,610
1,385	5.000%, 2/15/28	No Opt. Call	BBB+	1,518,306
1,385	5.000%, 2/15/29	No Opt. Call	BBB+	1,505,730
2,500	5.000%, 2/15/32	2/24 at 100.00	BBB+	2,700,875
3,040	5.000%, 2/15/33	No Opt. Call	BBB+	3,275,114
145	5.000%, 2/15/34	No Opt. Call	BBB+	156,433
1,950	5.000%, 2/15/35	No Opt. Call	BBB+	2,096,426
6,100	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	2/23 at 100.00	BBB+	6,905,322
	Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42
5,110	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A+	5,534,590
	Series 2008A, 5.000%, 7/01/27
2,500	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA	3,553,400
	Tender Option Bond Trust 3018, 18.711%, 7/01/38 – AGC Insured (IF) (4)
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters
	University Hospital, Refunding Series 2011:
2,000	6.000%, 7/01/26	7/21 at 100.00	BB+	2,179,140
2,500	6.250%, 7/01/35	7/21 at 100.00	BB+	2,696,675
2,050	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	2,126,322
	University Hospital, Series 2007, 5.750%, 7/01/37
1,140	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas	No Opt. Call	A–	1,294,778
	Health, Series 2012A, 5.000%, 7/01/24
	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades
	Medical Center Obligated Group Issue, Series 2013:
3,125	5.250%, 7/01/31	7/23 at 100.00	BBB	3,404,313
1,560	5.500%, 7/01/43	7/23 at 100.00	BBB	1,714,612
6,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	7,127,896
	Medical Center, Series 2007, 5.000%, 7/01/37
10,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health,	7/24 at 100.00	A–	10,755,100
	Refunding Series 2014A, 5.000%, 7/01/44
3,765	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	A3	3,927,046
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical
	Center, Refunding Series 2014A:
2,055	5.000%, 7/01/45	7/24 at 100.00	A	2,232,675
3,295	4.000%, 7/01/45	7/24 at 100.00	A	3,196,908
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System
	Obligated Group Issue, Refunding Series 2012:
4,140	3.750%, 7/01/27	No Opt. Call	A3	4,066,432
3,375	5.000%, 7/01/31	7/22 at 100.00	A3	3,678,109
1,500	5.000%, 7/01/37	7/22 at 100.00	A3	1,609,005
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System
	Obligated Group, Refunding Series 2011:
3,000	5.000%, 7/01/25	7/18 at 100.00	A+	3,392,220
3,000	5.000%, 7/01/26	7/22 at 100.00	A+	3,363,270
2,500	5.000%, 7/01/27	7/22 at 100.00	A+	2,782,925
1,450	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/23 at 100.00	A+	1,601,859
	Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32
7,605	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AA	8,059,323
	2007, 5.000%, 7/01/38 – AGC Insured
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson
	University Hospital Issue, Series 2014A:
4,235	5.000%, 7/01/39	7/24 at 100.00	A	4,641,348
5,955	5.000%, 7/01/43	7/24 at 100.00	A	6,509,827
3,945	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/23 at 100.00	A	4,511,226
	University Hospital, Series 2013A, 5.500%, 7/01/43
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care
	Corporation, Series 2005B:
1,620	5.000%, 7/01/25 – RAAI Insured	1/16 at 100.00	AA	1,622,479
2,885	5.000%, 7/01/35 – RAAI Insured	1/16 at 100.00	AA	2,887,827
7,670	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	A–	8,592,701
	Care System, Refunding Series 2011A, 5.625%, 7/01/37
3,480	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	A–	3,587,741
	Care System, Series 2006A, 5.000%, 7/01/29
5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	5,572,050
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
2,345	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke’s Warren	8/23 at 100.00	A–	2,296,154
	Hospital Obligated Group, Series 2013, 4.000%, 8/15/37
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Refunding Series 2006:
670	5.000%, 7/01/25	7/16 at 100.00	A2	689,242
8,780	5.000%, 7/01/36	7/16 at 100.00	A2	8,978,340
3,415	5.000%, 7/01/46	7/16 at 100.00	A2	3,482,993
3,750	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/15 at 100.00	A1	3,818,550
	Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products
	Corporation, Series 1983A, 5.100%, 12/01/18
144,480	Total Health Care			155,545,253
	Housing/Multifamily – 4.2% (2.9% of Total Investments)
1,900	New Jersey Economic Development Authority, Revenue Bonds, Provident Group – Rowan Properties	1/25 at 100.00	BBB–	1,982,840
	LLC – Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/48
6,075	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC – New	7/25 at 100.00	BBB–	5,988,917
	Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project,
	Series 2010A:
3,870	5.750%, 6/01/31	6/20 at 100.00	Baa3	4,317,682
2,100	5.875%, 6/01/42	6/20 at 100.00	Baa3	2,328,270
	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds,
	Series 2013-2:
2,750	4.350%, 11/01/33 (Alternative Minimum Tax)	11/22 at 100.00	AA	2,805,578
1,375	4.600%, 11/01/38 (Alternative Minimum Tax)	11/22 at 100.00	AA	1,422,465
1,375	4.750%, 11/01/46 (Alternative Minimum Tax)	11/22 at 100.00	AA	1,413,679
2,280	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A,	11/24 at 100.00	AA–	2,252,252
	4.000%, 11/01/45
4,870	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015B,	No Opt. Call	AA–	4,878,036
	1.000%, 11/01/17
26,595	Total Housing/Multifamily			27,389,719
	Housing/Single Family – 3.4% (2.3% of Total Investments)
	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,
	Series 2011A:
10,000	4.450%, 10/01/25	10/21 at 100.00	Aa2	10,740,700
10,000	4.650%, 10/01/29	4/21 at 100.00	Aa2	10,596,600
805	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	813,372
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
20,805	Total Housing/Single Family			22,150,672
	Industrials – 0.2% (0.1% of Total Investments)
1,340	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue	No Opt. Call	A–	1,366,197
	Refunding Bonds, Waste Management Inc. Project, Series 1999B, 2.125%, 12/01/29 (Mandatory
	put 12/01/17)
	Long-Term Care – 2.3% (1.6% of Total Investments)
5,255	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	5,404,505
	Evergreens Project, Series 2007, 5.625%, 1/01/38
510	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project,	1/24 at 100.00	N/R	530,910
	Series 2014, 5.250%, 1/01/44
2,465	New Jersey Economic Development Authority, GNMA Collateralized Mortgage Revenue Bonds,	9/15 at 100.00	Aa3	2,473,973
	Victoria Health Corporation, Series 2001A, 5.200%, 12/20/36
4,920	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New	7/23 at 100.00	BBB–	5,177,513
	Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34
1,410	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New	7/24 at 100.00	BBB–	1,507,741
	Jersey Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29
14,560	Total Long-Term Care			15,094,642
	Tax Obligation/General – 6.4% (4.5% of Total Investments)
500	Carlstadt School District, Bergen County, New Jersey, General Obligation Bonds, Refunding	5/24 at 100.00	AA–	585,395
	Series 2014, 5.000%, 5/01/26
2,225	Cumberland County Improvement Authority, New Jersey, County General Obligation Revenue Bonds,	9/24 at 100.00	AA	2,486,393
	Technical High School Project, Series 2014, 5.000%, 9/01/39 – AGM Insured
825	Elizabeth, Union County, New Jersey, General Obligation Bonds, General Improvement Series	4/24 at 100.00	AA	835,643
	2014, 3.125%, 4/01/27 – AGM Insured
2,250	Freehold Regional High School District, Monmouth County, New Jersey, General Obligation Bonds,	No Opt. Call	AA+	2,398,028
	Refunding Series 2001, 5.000%, 3/01/17 – FGIC Insured
690	Haddon Heights School District, Camden County, New Jersey, General Obligation Bonds, Refunding	1/23 at 100.00	AA–	684,487
	Series 2012, 3.250%, 1/01/30
1,100	Linden, New Jersey, General Obligation Bonds, Refunding Series 2011, 4.000%, 5/01/23	5/21 at 100.00	AA–	1,183,787
1,975	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010,	8/20 at 100.00	AA	2,253,218
	5.000%, 8/01/27
2,280	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds,	3/25 at 100.00	AA–	2,584,152
	Refunding Series 2015, 5.000%, 3/01/38
1,000	Monroe Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2003,	1/22 at 100.00	AA	972,510
	3.000%, 1/15/33
760	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Parking Utility,	1/24 at 100.00	AA+	854,848
	Refunding Series 2014A, 5.000%, 1/01/37
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue
	Bonds, Refunding Series 2012:
465	5.000%, 9/01/28	9/22 at 100.00	A+	522,251
610	5.000%, 9/01/29	9/22 at 100.00	A+	682,773
300	5.000%, 9/01/31	9/22 at 100.00	A+	332,970
250	3.625%, 9/01/34	9/22 at 100.00	A+	246,165
1,650	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward	12/19 at 100.00	A3	1,953,798
	Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured
	South Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds,
	Refunding Series 2014:
740	3.000%, 9/01/17	No Opt. Call	AA	772,146
400	5.000%, 9/01/22	No Opt. Call	AA	475,484
	Sparta Township Board of Education, Sussex County, New Jersey, General Obligation Bonds,
	Refunding Series 2015:
1,595	5.000%, 2/15/32	2/25 at 100.00	AA–	1,826,562
1,000	5.000%, 2/15/34	2/25 at 100.00	AA–	1,141,650
1,395	5.000%, 2/15/35	2/25 at 100.00	AA–	1,590,147
4,260	Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2014, 4.000%, 2/15/22	No Opt. Call	AA+	4,781,893
420	The Board of Education of the Township of Mount Olive, Morris County, New Jersey School Bonds,	No Opt. Call	AA	423,284
	Refunding Series 2014, 2.000%, 1/15/16
5,165	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue	12/21 at 100.00	AA+	5,625,253
	Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative
	Minimum Tax)
2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue	6/21 at 100.00	AA+	2,785,312
	Bonds, Series 2011A, 5.000%, 6/15/41
1,485	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds,	No Opt. Call	A2	1,812,368
	Series 2005, 5.250%, 1/01/27 – AGM Insured
1,435	West Deptford Township, Gloucester County, New Jersey, General Obligation Bonds, Refunding	9/24 at 100.00	AA	1,520,957
	Bonds, Series 2014, 4.000%, 9/01/28 – BAM Insured
635	West Deptford Township, Gloucester County, New Jersey, General Obligation Bonds, Series 2005,	7/17 at 100.00	AA	679,367
	5.000%, 7/01/27 – AGM Insured
100	Woodbridge Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2010,	No Opt. Call	AA+	114,108
	5.000%, 7/15/19
38,025	Total Tax Obligation/General			42,124,949
	Tax Obligation/Limited – 32.0% (22.1% of Total Investments)
3,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	4,739,928
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,000	Camden County Improvement Authority, New Jersey, County Guaranteed Lease Revenue Bonds,	9/15 at 100.00	AA	1,004,010
	Series 2005A, 5.000%, 9/01/16 – AGM Insured
1,850	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series	No Opt. Call	BBB–	1,883,541
	2004, 5.250%, 1/01/16 – AMBAC Insured
4,175	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aa2	5,058,472
	2007, 5.250%, 12/15/22 – AMBAC Insured
3,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	3,456,750
	Refunding Series 2012A, 5.000%, 11/01/20
3,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	2,242,380
	Series 2003B, 0.000%, 11/01/25 – AGM Insured
3,015	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	3,708,932
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
5,120	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	5,721,958
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
5,005	5.250%, 1/01/36	1/22 at 100.00	A	5,495,290
3,020	5.125%, 1/01/42	1/22 at 100.00	A	3,258,338
500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/29	1/22 at 100.00	A	552,735
1,110	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson	4/22 at 100.00	Aa3	1,046,675
	County Plaza Refunding Project, Series 2013, 3.250%, 4/01/35
3,450	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/25	6/16 at 100.00	A–	3,585,102
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
4,400	5.000%, 6/15/19	No Opt. Call	BBB+	4,835,072
310	5.000%, 6/15/21	No Opt. Call	BBB+	343,933
6,400	5.000%, 6/15/25	6/22 at 100.00	BBB+	6,977,216
3,480	5.000%, 6/15/26	6/22 at 100.00	BBB+	3,767,726
7,945	5.000%, 6/15/28	No Opt. Call	BBB+	8,520,139
415	5.000%, 6/15/29	No Opt. Call	BBB+	443,299
4,675	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project,	9/15 at 100.00	AA	4,692,625
	Series 2005C, 5.000%, 3/01/27 – AGM Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District
	Management Corporation Project, Series 2007:
440	5.125%, 6/15/27	6/17 at 100.00	Baa3	453,314
740	5.125%, 6/15/37	6/17 at 100.00	Baa3	756,184
5,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	9/15 at 100.00	A–	5,246,850
	Bonds, Refunding Series 2013NN, 5.000%, 3/01/28
5,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	6/24 at 100.00	A–	5,308,050
	Bonds, Refunding Series 2014PP, 5.000%, 6/15/26
2,395	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	No Opt. Call	AA	2,404,436
	Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured
1,805	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A–	1,928,426
	Transformation Program, Series 2008A, 5.250%, 10/01/38
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
2,120	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	AA–	2,207,492
3,750	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	AA–	3,904,088
34,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A–	15,180,320
	Appreciation Series 2010A, 0.000%, 12/15/30
8,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A–	9,018,702
	2006A, 5.500%, 12/15/22
9,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AA–	9,507,150
	5.500%, 12/15/16 – NPFG Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
21,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	9,219,840
34,855	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	14,516,062
30,310	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA	11,967,600
7,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	A–	7,888,725
	5.000%, 12/15/26 – AMBAC Insured
7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A–	7,590,870
	5.000%, 12/15/24
3,860	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare	5/25 at 100.00	AA	3,780,677
	Center Expansion Project, Refunding Series 2015, 3.750%, 5/01/36
	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare
	Center Expansion Project, Series 2012:
865	5.000%, 5/01/21	No Opt. Call	Aa3	991,627
4,560	3.500%, 5/01/35	5/22 at 100.00	Aa3	4,439,069
2,640	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	CC	1,969,783
	2006A, 4.500%, 7/01/36 – CIFG Insured
2,500	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, County College	No Opt. Call	AA+	2,883,475
	Facility Project, Series 2014B, 5.000%, 2/01/20
	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, Juvenile
	Detention Center Facility Project, Tender Option Bond Trust 2015-XF1019:
285	24.480%, 5/01/28 (IF) (4)	No Opt. Call	Aa1	641,051
285	24.564%, 5/01/29 (IF) (4)	No Opt. Call	Aa1	643,587
200	24.564%, 5/01/30 (IF) (4)	No Opt. Call	Aa1	456,570
370	24.306%, 5/01/31 (IF) (4)	No Opt. Call	Aa1	842,394
385	24.440%, 5/01/32 (IF) (4)	No Opt. Call	Aa1	876,503
400	24.445%, 5/01/33 (IF) (4)	No Opt. Call	Aa1	910,672
415	24.564%, 5/01/34 (IF) (4)	No Opt. Call	Aa1	943,606
3,975	Union County Improvement Authority, New Jersey, Lease Revenue Refunding Bonds, City of	No Opt. Call	AA+	7,382,887
	Plainfield – Park Madison Redevelopment Project, Tender Option Trust 1145,
	17.634%, 3/01/34 (IF) (4)
3,550	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	3,863,891
	Lien Series 2010B, 5.250%, 10/01/29
262,950	Total Tax Obligation/Limited			209,058,022
	Transportation – 25.9% (17.9% of Total Investments)
5,550	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	12/15 at 100.00	AA–	5,569,037
	5.250%, 6/01/20 – NPFG Insured
2,400	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A,	1/23 at 100.00	A1	2,651,448
	5.000%, 1/01/42
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
1,285	5.000%, 1/01/34	1/24 at 100.00	A1	1,455,468
5,890	4.125%, 1/01/39	1/24 at 100.00	A1	6,130,076
7,800	5.000%, 1/01/44	1/24 at 100.00	A1	8,694,504
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System
	Revenue Bonds, Refunding Series 2015:
440	3.000%, 7/01/27 – BAM Insured	7/25 at 100.00	AA	431,636
1,000	4.000%, 7/01/34 – BAM Insured	7/25 at 100.00	AA	1,026,360
2,820	4.000%, 7/01/35 – BAM Insured	7/25 at 100.00	AA	2,880,207
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds,
	Refunding Series 2012A:
2,115	5.000%, 7/01/24	7/22 at 100.00	A1	2,455,473
1,105	5.000%, 7/01/25	7/22 at 100.00	A1	1,271,512
650	4.000%, 7/01/26	7/22 at 100.00	A1	696,833
625	4.000%, 7/01/27	7/22 at 100.00	A1	664,775
	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E:
1,000	5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	AA	1,109,250
5,000	5.000%, 1/01/40	1/20 at 100.00	A	5,522,150
7,035	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013,	1/24 at 100.00	A	7,852,678
	5.000%, 1/01/40
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port
	District Project, Series 2012:
1,800	5.000%, 1/01/24	No Opt. Call	BBB	2,045,952
1,635	5.000%, 1/01/25	No Opt. Call	BBB	1,855,022
1,350	5.000%, 1/01/26	No Opt. Call	BBB	1,519,709
3,595	5.000%, 1/01/27	No Opt. Call	BBB	4,035,531
5,555	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	BBB–	6,056,450
	Replacement Project, Series 2013, 5.625%, 1/01/52 (Alternative Minimum Tax)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
1,000	5.125%, 9/15/23 (Alternative Minimum Tax)	9/15 at 100.00	BB–	1,092,190
1,800	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	BB–	1,960,146
2,250	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/24 at 101.00	BB–	2,514,823
	Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)
	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration
	Section 5307 Urbanized Area Formula Funds, Series 2014A:
6,000	5.000%, 9/15/20	No Opt. Call	A	6,801,538
5,750	5.000%, 9/15/21	No Opt. Call	A	6,552,700
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
30	6.500%, 1/01/16	No Opt. Call	A3	30,772
225	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	230,789
510	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	AA–	523,122
3,065	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA	3,742,181
7,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	8,255,550
7,620	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	8,653,577
3,625	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.019%,	7/22 at 100.00	A+	5,106,356
	1/01/43 (IF) (4)
2,100	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds,	5/20 at 100.00	Aa3	2,337,762
	200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42
2,750	Passaic County Improvement Authority, New Jersey, Revenue Bonds, Paterson Parking Deck	10/15 at 100.00	A2	2,759,240
	Facility, Series 2005, 5.000%, 4/15/35 – AGM Insured
7,580	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA	8,171,846
	Eighth Series 2007, 5.000%, 8/15/32 – AGM Insured
7,225	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	8,124,368
	Ninth Series 2013, 5.000%, 12/01/43
6,700	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	1/23 at 100.00	AA–	6,760,166
	Seventh Series 2013, 4.000%, 1/15/43 (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
19,655	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/15 at 100.00	AA–	19,761,137
12,130	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/15 at 100.00	AA–	12,165,541
156,165	Total Transportation			169,467,875
	U.S. Guaranteed – 16.8% (11.6% of Total Investments) (5)
	Gloucester County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2005A:
1,000	5.000%, 9/01/21 (Pre-refunded 9/01/15) – NPFG Insured	9/15 at 100.00	AA (5)	1,004,070
1,420	5.000%, 9/01/22 (Pre-refunded 9/01/15) – NPFG Insured	9/15 at 100.00	AA (5)	1,425,779
8,500	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 (Pre-refunded	9/16 at 100.00	A1 (5)	8,931,545
	9/01/16) – AMBAC Insured
	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A:
7,005	5.000%, 6/15/26 (Pre-refunded 6/15/16)	6/16 at 100.00	AA+ (5)	7,294,937
1,785	5.000%, 6/15/27 (Pre-refunded 6/15/16)	6/16 at 100.00	AA+ (5)	1,858,881
95	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.500%,	No Opt. Call	Aaa	99,345
	6/15/16 (ETM)
930	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series	No Opt. Call	N/R (5)	1,035,016
	1993, 8.000%, 9/15/18 (ETM)
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
2,625	5.000%, 9/01/37 (Pre-refunded 9/01/17) – AMBAC Insured	9/17 at 100.00	AAA	2,859,806
5,435	5.000%, 9/01/37 (Pre-refunded 9/01/17)	9/17 at 100.00	AAA	5,921,161
1,545	5.000%, 9/01/37 (Pre-refunded 9/01/17) – AMBAC Insured	9/17 at 100.00	A– (5)	1,564,127
2,910	5.000%, 9/01/37 (Pre-refunded 9/01/17)	9/17 at 100.00	A– (5)	2,946,026
3,080	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	AA– (5)	3,213,734
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
7,310	5.000%, 7/01/32 (Pre-refunded 7/01/17) – FGIC Insured	7/17 at 100.00	AA– (5)	7,775,062
6,875	5.000%, 7/01/39 (Pre-refunded 7/01/17) – FGIC Insured	7/17 at 100.00	AA– (5)	7,307,025
4,710	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	AA– (5)	4,913,142
	2006A, 5.000%, 7/01/36 (Pre-refunded 7/01/16) – AMBAC Insured
25	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and	No Opt. Call	N/R (5)	27,322
	Dentistry of New Jersey, Refunding Series 2009B, 6.000%, 12/01/17 (ETM)
	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and
	Dentistry of New Jersey, Refunding Series 2009B:
25	6.500%, 12/01/19 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	29,946
100	6.500%, 12/01/20 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	119,782
5	7.125%, 12/01/23 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	6,106
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
4,465	5.000%, 9/15/18 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A– (5)	4,491,611
9,455	5.000%, 9/15/24 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A– (5)	9,511,352
3,000	5.000%, 9/15/28 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A– (5)	3,017,880
2,040	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A– (5)	2,128,577
	Center, Series 2006B, 5.000%, 7/01/36 (Pre-refunded 7/01/16)
1,340	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A– (5)	1,399,710
	Center, Series 2006, 5.125%, 7/01/35 (Pre-refunded 7/01/16)
85	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/16 at 100.00	N/R (5)	88,473
	System, Refunding Series 2006, 5.000%, 7/01/46 (Pre-refunded 7/01/16)
3,805	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	No Opt. Call	AA (5)	4,490,737
	Series 2004A, 5.250%, 7/01/20 – AGC Insured (ETM)
1,500	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004,	No Opt. Call	AA– (5)	1,845,240
	5.500%, 3/01/22 – NPFG Insured (ETM)
7,045	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	9/15 at 100.00	AA– (5)	7,086,988
	Grants, Series 2005A, 5.000%, 9/15/18 (Pre-refunded 9/15/15) – FGIC Insured
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B,	12/15 at 100.00	AA+ (5)	2,038,140
	5.250%, 12/15/18 (Pre-refunded 12/15/15) – FGIC Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
15	6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (5)	15,396
125	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	128,303
265	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (5)	272,001
950	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	975,099
275	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (5)	282,266
120	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	123,170
610	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	626,116
100	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	102,642
15,840	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2001A,	No Opt. Call	A3 (5)	13,240,656
	0.000%, 8/01/23 – NPFG Insured (ETM)
108,415	Total U.S. Guaranteed			110,197,169
	Utilities – 1.8% (1.3% of Total Investments)
1,510	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution	No Opt. Call	AA–	1,823,265
	Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project),
	6.800%, 3/01/21 – NPFG Insured
	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy
	Partners, LLC Project, Series 2012A:
1,000	4.750%, 6/15/32 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,031,590
1,225	5.125%, 6/15/43 (Alternative Minimum Tax)	6/22 at 100.00	Baa3	1,287,120
5,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New	5/20 at 100.00	A+	5,632,650
	Jersey-American Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34
	(Alternative Minimum Tax)
2,040	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New	11/20 at 100.00	A+	2,186,492
	Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29
	(Alternative Minimum Tax)
10,775	Total Utilities			11,961,117
	Water and Sewer – 6.3% (4.3% of Total Investments)
	Bergen County Utilities Authority, New Jersey, Water Pollution Control System Revenue Bonds,
	Refunding Series 2014:
540	3.000%, 12/15/28	12/24 at 100.00	AA–	528,644
515	3.000%, 12/15/29	12/24 at 100.00	AA–	500,183
1,000	3.125%, 12/15/30	12/24 at 100.00	AA–	975,630
1,000	3.125%, 12/15/31	12/24 at 100.00	AA–	966,810
	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water
	Company, Series 2012C:
1,460	5.000%, 10/01/23	No Opt. Call	A+	1,716,858
15,670	4.250%, 10/01/47 (Alternative Minimum Tax)	10/22 at 100.00	A+	15,781,884
1,680	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series	9/21 at 100.00	AAA	1,685,090
	2012A, 3.250%, 9/01/31
6,270	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender	No Opt. Call	AAA	8,000,395
	Option Bond Trust 4729, 7.385%, 9/01/21 (IF) (4)
1,650	New Jersey Water Supply Authority, Water Supply Authority Bonds, Manasquan Reservoir, Series	8/15 at 100.00	AA	1,655,627
	2005, 5.000%, 8/01/31 – NPFG Insured
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates,
	Series 2012A:
3,820	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	4,281,418
4,000	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	4,321,280
660	Wanaque Valley Regional Sewer Authority, Passaic County, New Jersey, Sewer Revenue Refunding	No Opt. Call	A2	694,694
	Bonds, Series 1993B, 5.750%, 9/01/18 – AMBAC Insured
38,265	Total Water and Sewer			41,108,513
$ 960,505	Total Municipal Bonds (cost $902,493,822)			946,484,186

Shares	Description (1)			Value
	COMMON STOCKS – 0.2% (0.1% of Total Investments)

	Airlines – 0.2% (0.1% of Total Investments)
30,512	American Airlines Group Inc., (6)			$ 1,223,531
	Total Common Stocks (cost $0)			1,223,531
	Total Long-Term Investments (cost $902,493,822)			947,707,717
	Variable Rate Demand Preferred Shares, at Liquidation Value – (48.0)% (7)			(313,900,000)
	Other Assets Less Liabilities – 3.1%			20,401,361
	Net Assets Applicable to Common Shares – 100%			$ 654,209,078

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$946,484,186	$ —	$946,484,186
Common Stocks	1,223,531	—	—	1,223,531
Total	$1,223,531	$946,484,186	$ —	$947,707,717

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $901,878,451.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$51,997,026
Depreciation	(6,167,760)
Net unrealized appreciation (depreciation) of investments	$45,829,266

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of
AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferredm shares tendered during the optional preferred conversion period.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.1%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Dividend Advantage Municipal Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2015